Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2017
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS
NOTE 4:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

a.	Acquisition of TSG IT Advanced Systems Ltd.

On May 9, 2016, Formula and Israel Aerospace Industries (IAI) concluded the joint purchase of TSG – a subsidiary and the military arm of Ness Technologies, engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The total purchase price in the transaction amounted to $51,532 in cash, with each of IAI and Formula acquiring 50% of TSG for $25,766. TSG is a leading provider of core command and control systems to Israel’s defense organization, including the Israeli Defense Forces and the Israeli Police.

As TSG is jointly controlled by both Formula and IAI, its results of operations are reflected in the Company’s profit or loss using the equity method of accounting commencing May 9, 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed by the Company at the date of acquisition:

Net Assets	$1,824
Intangible assets	13,693
Backlog	2,221
Deferred tax liability	(3,948)
Dividend preference derivative	2,140
Goodwill	9,836

Total assets acquired net of acquired cash	$25,766

b.	Acquisition of Michpal Micro Computers (1983) Ltd.

On January 3, 2017, the Company directly acquired all of the share capital of Michpal, an Israeli-based company that develops, sells and supports a proprietary on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprise and payroll service providers, for a consideration of NIS 85,000 (approximately $22,106) composed of the following:

Net Assets	$139
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244

Total assets acquired net of acquired cash	$22,106

ii.	Sapiens

a.	Acquisition of Insseco

On August 18, 2015 (the “acquisition date”), Sapiens completed the acquisition from Asseco of all issued and outstanding shares of Insseco. As of the acquisition date, Asseco was the ultimate parent company of Sapiens, through holding in Formula, which is the direct parent company of Sapiens. Insseco is a newly established company into which Asseco had transferred all of its Polish insurance employees, certain fixed assets, certain customer contracts and certain software including intellectual property rights. Insseco has a team of approximately 140 insurance professionals and an established presence in the Polish insurance market, and services major insurance customers in Poland, including top tier insurance carriers.

Sapiens paid the acquisition consideration in cash, consisting of 34,300 Polish Zloty or approximately $9,100. In addition, the transaction consideration includes upside or downside performance based payments relating to achievements of revenue goals and profitability over the next five years. If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90,000 Polish Zloty or approximately $23,800, Asseco shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the respective revenues. If the aggregate revenues generated by Insseco for the period from July 1, 2015 through June 30, 2018 are below 84,000 Polish Zloty or $22,200, the seller shall pay Sapiens an amount equal to 35% of the deficiency below such amount. In addition, the amounts payable to Asseco may be adjusted upwards or downwards as a result of changes in the profitability of a specific account that Sapiens acquired as part of the acquisition. The estimated fair value of the contingent payments as of December 31, 2017 is $424.

The acquisition of Insseco from Asseco, which was as of the acquisition date the ultimate parent company of Sapiens, is a transaction between entities under common control, and therefore accounted for under the pooling of interest. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, therefore balance sheet as of December 31, 2014 of Sapiens and as such of Formula were adjusted to reflect the carrying amounts combination between Sapiens and Insseco. The results of Sapiens for the twelve-month period ended December 31, 2015 were also adjusted to reflect the combination with Insseco, accordingly.

Under the pooling-of-interests method, the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, other than those existed in the combining entities and no goodwill is recognized as a result of the combination. The application of the pooling-of-interests method with respect to the acquisition of Insseco increased the total assets, liabilities and equity as of December 31, 2014 by $4,387, $2,290, and $2,097, respectively. Revenues, pretax income and net income of Insseco attributable to the Company’s shareholders for the twelve-month period ended December 31, 2015, which are included in the consolidated statements of profit or loss amounted to $10,516, $1,324 and $578, respectively.

b.	Acquisition of Ibexi Solution Private Limited

On May 6, 2015, Sapiens completed the agreement to acquire all of outstanding shares of Ibexi Solution Private Limited (Ibexi), an India-based provider of insurance business and technology solutions, in total consideration of $4,764 including a contingent obligation valued at $949 on the acquisition date. As of December 31, 2017, the estimated fair value of the contingent payment is $251. In addition, an amount of approximately $1,805 is subject to continued employment and therefore was not part of the purchase price, but is recognized over the service period. Acquisition related costs were immaterial.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$1,105
Intangible assets	1,315
Goodwill	2,344

Net assets acquired	$4,764

c.	Acquisition of Maximum Processing Inc.

On May 26, 2016, Sapiens entered into an agreement to purchase the entire share capital of Maximum Processing Inc.’s (MaxPro) for a consideration of $4,278 (of which $1,490 was deposited at closing in escrow)). In addition, the seller has performance based payments relating to achievements of revenue and profitability targets over three years (2016-2018) of up to $2,500. Such payments are also subject to continued employment and therefore, not part of the purchase price. MaxPro specializes in providing business and technology solutions across the insurance industry. Acquisition related costs were immaterial. As of December 31, 2017, the estimated fair value of the contingent payment is $422.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(240)
Intangible assets	1,859
Goodwill	2,659

Net assets acquired	$4,278

d.	Acquisition of 4Sight Business Intelligence Inc

On June 7, 2016, Sapiens entered into an agreement to purchase 100% of the total outstanding shares of 4Sight Business Intelligence Inc. (4Sight). 4Sight’s system provides analytics software for the insurance industry. Sapiens paid the acquisition consideration in cash, consisting of $330. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets over three years (2016-2018) of up to $2,200. Such payments are also subject to continued employment and therefore, are not part of the purchase price. Acquisition related costs were immaterial.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(145)
Intangible assets	279
Deferred taxes	(112)
Goodwill	308

Net assets acquired	$330

e.	Acquisition of StoneRiver, Inc

On February 28, 2017, Sapiens completed the acquisition of all of the outstanding shares of StoneRiver, Inc. (“StoneRiver”), a provider of technology solutions and services to the insurance industry for $101,351. Sapiens related acquisition costs of $1,348 is presented in general and administrative expenses.

The acquisition of StoneRiver expanded Sapiens presence and scale in the North American insurance market and allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry.

The acquisition was accounted for by the purchase method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of StoneRiver. The results of StoneRiver’s operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759

Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Revenues of StoneRiver for the period since the acquisition date through December 31, 2017, which are included in the consolidated financial statements, amounted to $67,805.

f.	Acquisition of KnowledgePrice.com:

On December 27, 2017, Sapiens signed a definitive agreement for the acquisition of all of the outstanding shares of KnowledgePrice.com’s (“KnowledgePrice”), a Latvian company, specializes in digital insurance services and consulting. The Fair value of the total consideration amounted to $5,720, including a cash consideration of $4,068 (out of this amount $3,758 was paid in December 2017 and $310 was paid in January 2018), and a contingent obligation valued at $1,652 at the acquisition date. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and retention payment of up to $1,116 as of December 31, 2017, that are subject to continued employment, and therefore not part of the purchase price. According to a preliminary purchase price allocation, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of KnowledgePrice.

The following table summarizes the estimated provisional (1) fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$783
Intangible assets	2,430
Deferred taxes	(365)
Goodwill	2,872

Net assets acquired	$5,720

(1) The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

iii.	Magic

a.	Acquisition of Comblack IT Ltd.

On April 14, 2015 Magic acquired a 70% interest in Comblack IT Ltd. (“Comblack”), an Israeli-based company that specializes in software professional and outsourced management services mainly for mainframes and complex large-scale environments, for a total consideration of $1,821, of which $1,523 was paid upon closing and $298 which was payable contingent upon the acquired business meeting certain operational targets in 2015. Magic and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Comblack. As a result of the Put option, Magic recorded redeemable non-controlling interest in the amount of $989 on the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$(405)
Redeemable non-controlling interests	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

In March 2016, Magic paid the seller the remaining contingent payments for meeting the 2015 operational targets. As of December 31, 2017, the Comblack redeemable non-controlling interest amounted to $7,442.

b.	Acquisition of Infinigy Solutions LLC

On June 30, 2015 Magic acquired a 70% interest in Infinigy Solutions LLC (“Infinigy”), a US-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices across the US, providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, for a total consideration of $6,527, of which $5,600 was paid upon closing and $927 is payable contingent upon the acquired business meeting certain operational targets in 2016 and 2017. Magic and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Infinigy. As a result of the Put option, Magic recorded redeemable non-controlling interest in the amount of $3,590. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Redeemable non-controlling interests	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

In July 2016, Magic paid the seller $ 534 with respect to the acquired business meeting certain of its 2016 operational targets. In 2017, the acquired business did not meet its operational targets and therefore as of December 31, 2017, the seller is not entitled to any additional contingent payments. As of December 31, 2017, the Infinigy redeemable non-controlling interest amounted to $2,198.

c.	Acquisition of Roshtov Software Industries Ltd.

On July 11, 2016 Magic acquired a 60% interest in Roshtov Software Industries Ltd. (“Roshtov”), an Israeli-based software company that is a market leader in Israel in patient record information systems, for a total cash consideration of $20,550, which was paid upon closing. The purchaser and the seller hold mutual Call and Put options respectively for the remaining 40% interest in Roshtov. As a result of the Put option, Magic recorded redeemable non-controlling interest in the amount of $14,012. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$15
Redeemable non-controlling interests	(14,012)
Intangible assets	22,439
Deferred tax liabilities	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

As of December 31, 2017, Roshtov redeemable non-controlling interest amount to $14,652.

d.	Acquisition of Shavit Software (2009) Ltd.

On October 31, 2016 Magic acquired the entire share interests in Shavit Software (2009) Ltd., an Israeli-based company that specializes in software professional and outsourced management services, for a total consideration of $6,836, of which $4,699 was paid upon closing, $2,137 (measured based on present value) was allocated to a deferred payment and contingent payment upon the acquired business meeting certain operational targets in 2017. Magic’s management believes the acquisition will broaden its professional service offering to its existing and new customers in Israel. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing November 1, 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liabilities	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836

In 2017, Magic paid the seller $924 with respect to deferred payment. The remaining obligation to the seller, allocated to deferred payment and contingent payment based on 2017 operational targets amounted to $2,405, which is included under the Company’s current “Liabilities in respect of business combinations”. The amount was paid subsequent to the balance sheet date.

e.	Other acquisitions by Magic in 2016 and 2017

During the years ended December 31, 2016 and 2017, Magic acquired additional activities whose influence on the financial statements of the Company was immaterial, for a total consideration of $8,884 and $1,050 respectively.

The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition:

	December 31,
	2016	2017(1)

Net Assets, excluding cash acquired	$2,174	$(1,822)
Non-controlling interests	(1,209)	-
Intangible assets	2,370	1,149
Deferred tax liabilities	(493)	-
Goodwill	6,042	1,723

Total assets acquired net of acquired cash	$8,884	$1,050

(1) The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

iv.	Matrix

a.	Acquisition of SeeV Solutions Ltd.

During January 2015, Matrix acquired a 75% interest in SeeV Solutions Ltd. (“SeeV”) from its former shareholders for NIS 4,875 (approximately $1,232). In addition, the purchaser and the seller hold mutual Call and Put options respectively for the remaining 25% interest in the company valued at NIS 1,713 (approximately $433). SeeV engages in permanent placement of employees in start-ups and high-tech companies.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$340
Redeemable non-controlling interests	(433)
Intangible assets	270
Deferred tax liabilities	(72)
Goodwill	1,127

Total assets acquired	$1,232

As of December 31, 2017, SeeV redeemable non-controlling interest amount to $177.

b.	Acquisition of Tiltan Systems Engineering Ltd.

On April 1, 2015, Matrix acquired 64% interest in Tiltan Systems Engineering Ltd. (“Tiltan”) from its other shareholders (prior to the acquisition Matrix held a 36% interest in Tiltan share capital) for an amount of NIS 2,600 (approximately $654). Following the acquisition Matrix holds the entire share capital of Tiltan and consequently recognized a loss of NIS 565 (approximately $142) resulting from the fair value measurement of its investment in Tiltan. The excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed in a total of approximately NIS 4,900 (approximately $1,233), NIS 640 (approximately $161) was allocated to deferred taxes, and the remaining balance was allocated to goodwill.

c.	Acquisition of Hydus Inc

On April 1, 2015 Xtivia Inc. (a wholly owned subsidiary of Matrix) completed the acquisition of the entire share capital of Hydus Inc. for a total consideration of $2,505 (net of acquired cash). Hydus Inc. is a U.S based consulting firm specializing in software services in the field of Enterprise Information Management (EIM). In addition, the sellers may be eligible for future consideration, valued at $1,441 on the acquisition date, subject to obtaining accumulated operating income targets during three years (not exceeding Hydus Inc. operating income).

Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$583
Intangible assets	580
Deferred tax liabilities	(203)
Goodwill	2,986

Total assets acquired	$3,946

d.	Acquisition of Ono Apps Ltd.

On May 7, 2015, Matrix completed the acquisition of the entire share capital of Ono Apps Ltd., an Israeli based service provider specializing in mobile applications development services, for a total consideration of NIS 4,584 (approximately $1,186). In addition, the sellers may be eligible for future consideration, valued at $316 as of the acquisition date, subject to obtaining accumulated operating income targets during three years commencing on January 1, 2016 and not exceeding NIS 5,000 (approximately $1,300). Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$86
Intangible assets	420
Deferred tax liabilities	(111)
Goodwill	1,107

Total assets acquired	$1,502

e.	Acquisition of Programa Logistics Systems Ltd.

On March 30, 2016, Matrix acquired a 60% interest in Programa Logistics Systems Ltd. (“Programa”), for a total consideration of NIS 7,295 (approximately $1,937). In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at NIS 1,144 ($304) which is contingent upon the acquired business meeting certain operational targets in the years 2016-2018. Programa, an Israeli company, is a provider of advisory services and design and development of solutions in supply chain, production and logistics. Matrix and the seller hold mutual Call and Put options respectively for the remaining 40% interest in Programa. As a result of the Put option, Matrix recorded redeemable non-controlling interest of $2,471 on the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$267
Redeemable non-controlling interests	(2,471)
Intangible assets	1,216
Goodwill	3,229

Total assets acquired	$2,241

As of December 31, 2017, Programa’s redeemable non-controlling interest amount to $2,302.

f.	Acquisition of Network Infrastructure Technologies Inc.

On October 4, 2016, Exzac Inc. a wholly owned subsidiary of Matrix, completed the acquisition of a 60% interest in Network Infrastructure Technologies Inc. (“NIT”) for a cash consideration of $6,750. NIT, a U.S based company, mainly provides IT help desk services to the Healthcare and Finance sectors for managing their information systems. Matrix and the seller hold mutual Call and Put options respectively for the remaining 40% interest in NIT. As a result of the Put option, Matrix recorded redeemable non-controlling interest of $3,968 on the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

In 2017, Matrix’s management made adjustments to the provisional amounts that had been recognized in the temporary PPA performed for the Company on the acquisition date, including the acquisition cost and its attribution to the various items.

The financial statements as of December 31, 2016 and for the year then ended were restated in order to retroactively reflect the effect of these adjustments.

The effect of the adjustments in the consolidated statements of financial position:

	As previously reported	The change	As presented in these financial statements
As of December 31, 2016:

Goodwill	497,784	(2,422)	495,362
Intangible assets, net	129,821	(1,375)	128,446
Long term liabilities in respect of business combinations	(9,611)	742	(8,869)
Deferred Tax Provision	(30,939)	(90)	(31,029)
Long-term Redeemable non-controlling interests	(43,556)	3,145	(40,411)

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$391
Redeemable non-controlling interests	(3,968)
Intangible assets	2,138
Deferred tax liabilities	(855)
Goodwill	9,044

Total assets acquired	$6,750

As of December 31, 2017, NIT’s redeemable non-controlling interest amount to $3,931.

g.	Acquisition of Second to none solutions Inc.

On November 8, 2016, Xtivia Technologies Inc., a wholly owned subsidiary of Matrix, completed the acquisition of a 55% interest in Second to none solutions Inc. (“Stons”) for a consideration of $287 paid in cash. Stons is a certified distributer of IBM products to U.S federal and enterprise customers. Matrix and the seller hold mutual Call and Put options respectively for the remaining 45% interest in Stons. As a result of the Put option, Matrix recorded redeemable non-controlling interest of $2,184 on the acquisition date. In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at $514 which is contingent upon the acquired business meeting certain operational targets in the years 2017-2019. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Intangible assets	$909
Redeemable non-controlling interests	(2,184)
Deferred tax liabilities	(311)
Goodwill	2,387

Total assets acquired	$801

As of December 31, 2017, Stons’ redeemable non-controlling interest amount to $2,567.

h.	Acquisition of Aviv Management Engineering Systems Ltd.

On December 27, 2016, Matrix completed the acquisition of an 85% interest of Aviv Management Engineering Systems Ltd. (“Aviv”) for a consideration of NIS 19,699 in cash (approximately $5,123). In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at NIS 1,200 (approximately $313) which is contingent upon the acquired business meeting certain operational targets in the years 2017-2019. Aviv provides management consulting and multidisciplinary engineering consulting focusing in four areas of expertise: environmental planning, project management, urban and physical planning and management consulting. Matrix and the seller hold mutual Call and Put options respectively for the remaining 15% interest in Aviv. As a result of the Put option, Matrix recorded redeemable non-controlling interest of NIS 5,714 (approximately $1,486) on the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$(1,338)
Redeemable non-controlling interests	(1,486)
Intangible assets	2,051
Deferred tax liabilities	(472)
Goodwill	6,681

Total assets acquired	$5,436

As of December 31, 2017, Aviv’s redeemable non-controlling interest amount to $1,861.